UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1796

Fidelity Destiny Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Diversified Stock Fund

December 31, 2018

ADESI-QTLY-0219
1.827901.113

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
COMMUNICATION SERVICES - 9.6%
Diversified Telecommunication Services - 1.4%
Verizon Communications, Inc.	454,300	$25,540,746
Entertainment - 2.2%
Activision Blizzard, Inc.	183,100	8,526,967
Netflix, Inc. (a)	42,800	11,455,848
The Walt Disney Co.	124,100	13,607,565
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	2,559,570	6,859,648
		40,450,028
Interactive Media & Services - 5.3%
Alphabet, Inc. Class C (a)	73,500	76,117,335
Facebook, Inc. Class A (a)	170,400	22,337,736
		98,455,071
Media - 0.7%
Charter Communications, Inc. Class A(a)	32,800	9,347,016
Comcast Corp. Class A	118,400	4,031,520
		13,378,536

TOTAL COMMUNICATION SERVICES		177,824,381

CONSUMER DISCRETIONARY - 9.8%
Automobiles - 0.2%
Tesla, Inc. (a)	9,600	3,194,880
Diversified Consumer Services - 0.0%
Arco Platform Ltd. Class A	17,900	395,948
Hotels, Restaurants & Leisure - 1.8%
Churchill Downs, Inc.	7,200	1,756,368
McDonald's Corp.	162,200	28,801,854
U.S. Foods Holding Corp. (a)	48,100	1,521,884
YETI Holdings, Inc.	48,100	713,804
		32,793,910
Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (a)	42,100	63,232,937
Leisure Products - 0.0%
New Academy Holding Co. LLC unit (a)(c)(d)(e)	60,000	896,400
Multiline Retail - 0.6%
Dollar Tree, Inc. (a)	117,600	10,621,632
Specialty Retail - 2.8%
Lowe's Companies, Inc.	219,900	20,309,964
TJX Companies, Inc.	318,400	14,245,216
Ulta Beauty, Inc. (a)	31,700	7,761,428
Williams-Sonoma, Inc. (f)	180,500	9,106,225
		51,422,833
Textiles, Apparel & Luxury Goods - 1.0%
Capri Holdings Ltd. (a)	51,000	1,933,920
LVMH Moet Hennessy - Louis Vuitton SA	5,460	1,598,557
NIKE, Inc. Class B	96,300	7,139,682
PVH Corp.	56,700	5,270,265
Tory Burch LLC (b)(c)(d)	28,846	1,606,418
Under Armour, Inc. Class A (sub. vtg.) (a)(f)	77,900	1,376,493
		18,925,335

TOTAL CONSUMER DISCRETIONARY		181,483,875

CONSUMER STAPLES - 5.4%
Beverages - 2.2%
Keurig Dr. Pepper, Inc.	201,400	5,163,896
Monster Beverage Corp. (a)	99,300	4,887,546
The Coca-Cola Co.	632,500	29,948,875
		40,000,317
Food & Staples Retailing - 1.9%
BJ's Wholesale Club Holdings, Inc.	663,300	14,698,728
Walmart, Inc.	226,900	21,135,735
		35,834,463
Food Products - 0.4%
Mondelez International, Inc.	190,300	7,617,709
Household Products - 0.6%
Clorox Co.	23,100	3,560,634
Kimberly-Clark Corp.	13,500	1,538,190
Procter & Gamble Co.	69,600	6,397,632
		11,496,456
Tobacco - 0.3%
Altria Group, Inc.	93,000	4,593,270

TOTAL CONSUMER STAPLES		99,542,215

ENERGY - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	214,900	9,421,216
BP PLC	2,712,500	17,147,580
ConocoPhillips Co.	144,100	8,984,635
EOG Resources, Inc.	79,000	6,889,590
Hess Corp.	42,300	1,713,150
Marathon Petroleum Corp.	137,400	8,107,974
Pioneer Natural Resources Co.	17,300	2,275,296
Reliance Industries Ltd.	710,956	11,458,379
		65,997,820
FINANCIALS - 9.4%
Banks - 5.0%
Bank of America Corp.	1,921,300	47,340,832
Citigroup, Inc.	93,200	4,851,992
Huntington Bancshares, Inc.	347,600	4,143,392
JPMorgan Chase & Co.	368,400	35,963,208
		92,299,424
Capital Markets - 2.9%
Charles Schwab Corp.	218,600	9,078,458
CME Group, Inc.	49,600	9,330,752
E*TRADE Financial Corp.	92,300	4,050,124
Goldman Sachs Group, Inc.	24,100	4,025,905
HDFC Asset Management Co. Ltd. (a)(g)	978	21,156
MSCI, Inc.	98,300	14,492,369
S&P Global, Inc.	50,200	8,530,988
The Blackstone Group LP	107,700	3,210,537
		52,740,289
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (a)	110,800	22,623,144
KKR Renaissance Co-Invest LP unit (a)(c)	24,163	5,985,701
		28,608,845

TOTAL FINANCIALS		173,648,558

HEALTH CARE - 21.5%
Biotechnology - 4.1%
Alexion Pharmaceuticals, Inc. (a)	208,100	20,260,616
Amgen, Inc.	37,200	7,241,724
Biogen, Inc. (a)	26,600	8,004,472
Gilead Sciences, Inc.	32,700	2,045,385
Neurocrine Biosciences, Inc. (a)	54,200	3,870,422
Regeneron Pharmaceuticals, Inc. (a)	30,500	11,391,750
Sarepta Therapeutics, Inc. (a)	24,100	2,630,033
Vertex Pharmaceuticals, Inc. (a)	121,000	20,050,910
		75,495,312
Health Care Equipment & Supplies - 5.9%
Baxter International, Inc.	120,300	7,918,146
Becton, Dickinson & Co.	123,600	27,849,552
Boston Scientific Corp. (a)	1,112,604	39,319,425
Danaher Corp.	111,300	11,477,256
Edwards Lifesciences Corp. (a)	28,900	4,426,613
Intuitive Surgical, Inc. (a)	22,000	10,536,240
Stryker Corp.	37,500	5,878,125
Wright Medical Group NV (a)	70,928	1,930,660
		109,336,017
Health Care Providers & Services - 7.7%
Centene Corp. (a)	22,200	2,559,660
CVS Health Corp.	165,900	10,869,768
Elanco Animal Health, Inc. (f)	90,262	2,845,961
HCA Holdings, Inc.	99,100	12,332,995
Humana, Inc.	170,000	48,701,600
UnitedHealth Group, Inc.	235,300	58,617,936
Wellcare Health Plans, Inc. (a)	29,200	6,893,828
		142,821,748
Health Care Technology - 0.1%
Teladoc Health, Inc. (a)(f)	49,800	2,468,586
Life Sciences Tools & Services - 0.7%
Thermo Fisher Scientific, Inc.	55,800	12,487,482
Pharmaceuticals - 3.0%
Allergan PLC	38,400	5,132,544
AstraZeneca PLC sponsored ADR	721,600	27,406,368
Eli Lilly & Co.	77,900	9,014,588
Jazz Pharmaceuticals PLC (a)	24,700	3,061,812
Perrigo Co. PLC	39,000	1,511,250
Zoetis, Inc. Class A	103,800	8,879,052
		55,005,614

TOTAL HEALTH CARE		397,614,759

INDUSTRIALS - 7.7%
Aerospace & Defense - 1.3%
Huntington Ingalls Industries, Inc.	18,400	3,501,704
Northrop Grumman Corp.	44,900	10,996,010
The Boeing Co.	12,500	4,031,250
United Technologies Corp.	49,000	5,217,520
		23,746,484
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	24,000	2,018,160
Airlines - 0.2%
Southwest Airlines Co.	60,600	2,816,688
Commercial Services & Supplies - 0.2%
Tomra Systems ASA	182,800	4,118,365
Construction & Engineering - 0.6%
Jacobs Engineering Group, Inc.	199,300	11,651,078
Electrical Equipment - 1.1%
AMETEK, Inc.	42,300	2,863,710
Emerson Electric Co.	158,500	9,470,375
Fortive Corp.	120,400	8,146,264
		20,480,349
Industrial Conglomerates - 0.2%
General Electric Co.	471,900	3,572,283
Machinery - 1.2%
Deere & Co.	79,600	11,873,932
Flowserve Corp.	210,800	8,014,616
Xylem, Inc.	31,900	2,128,368
		22,016,916
Professional Services - 0.7%
IHS Markit Ltd. (a)	254,400	12,203,568
Road & Rail - 2.1%
CSX Corp.	134,200	8,337,846
J.B. Hunt Transport Services, Inc.	23,200	2,158,528
Norfolk Southern Corp.	148,600	22,221,644
Union Pacific Corp.	50,300	6,952,969
		39,670,987

TOTAL INDUSTRIALS		142,294,878

INFORMATION TECHNOLOGY - 21.9%
IT Services - 4.7%
Accenture PLC Class A	44,300	6,246,743
Adyen BV (g)	6,643	3,615,709
MasterCard, Inc. Class A	134,600	25,392,290
PayPal Holdings, Inc. (a)	105,100	8,837,859
Visa, Inc. Class A	299,800	39,555,612
Worldpay, Inc. (a)	50,200	3,836,786
		87,484,999
Semiconductors & Semiconductor Equipment - 2.2%
ASML Holding NV	39,000	6,069,180
Broadcom, Inc.	45,100	11,468,028
Lam Research Corp.	7,200	980,424
Micron Technology, Inc. (a)	78,900	2,503,497
NVIDIA Corp.	45,300	6,047,550
Qualcomm, Inc.	226,000	12,861,660
		39,930,339
Software - 12.4%
2U, Inc. (a)	157,000	7,806,040
Adobe, Inc. (a)	128,700	29,117,088
Autodesk, Inc. (a)	40,900	5,260,149
Black Knight, Inc. (a)	83,600	3,767,016
Citrix Systems, Inc.	103,300	10,584,118
Intuit, Inc.	65,900	12,972,415
Microsoft Corp.	953,300	96,826,680
Salesforce.com, Inc. (a)	317,000	43,419,490
The Trade Desk, Inc. (a)	32,800	3,806,768
Workday, Inc. Class A (a)	97,500	15,568,800
		229,128,564
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	309,400	48,804,756

TOTAL INFORMATION TECHNOLOGY		405,348,658

MATERIALS - 3.3%
Chemicals - 3.1%
CF Industries Holdings, Inc.	135,300	5,886,903
DowDuPont, Inc.	432,400	23,124,752
Nutrien Ltd.	258,700	12,158,900
The Mosaic Co.	570,900	16,675,989
		57,846,544
Metals & Mining - 0.2%
Randgold Resources Ltd. sponsored ADR	29,800	2,545,430

TOTAL MATERIALS		60,391,974

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
American Tower Corp.	160,400	25,373,676
Crown Castle International Corp.	82,300	8,940,249
Simon Property Group, Inc.	50,000	8,399,500
		42,713,425
UTILITIES - 2.2%
Electric Utilities - 1.7%
FirstEnergy Corp.	228,000	8,561,400
NextEra Energy, Inc.	40,900	7,109,238
Vistra Energy Corp. (a)	639,900	14,647,311
		30,317,949
Independent Power and Renewable Electricity Producers - 0.5%
NRG Energy, Inc.	247,500	9,801,000

TOTAL UTILITIES		40,118,949

TOTAL COMMON STOCKS
(Cost $1,573,081,930)		1,786,979,492

Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Topgolf International, Inc. Series F (a)(c)(d)	78,650	873,015
INFORMATION TECHNOLOGY - 0.6%
Software - 0.6%
Cloudflare, Inc. Series D, 8.00% (a)(c)(d)	37,746	415,206
Lyft, Inc.:
Series H (a)(c)(d)	138,378	6,552,738
Series I (c)(d)	85,252	4,037,015
		11,004,959
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $11,040,212)		11,877,974
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 2.35% 3/7/19 (h)
(Cost $1,882,015)	1,890,000	1,881,853
	Shares	Value

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 2.42% (i)	48,274,380	$48,284,035
Fidelity Securities Lending Cash Central Fund 2.41% (i)(j)	15,598,254	15,599,814
TOTAL MONEY MARKET FUNDS
(Cost $63,883,726)		63,883,849
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,649,887,883)		1,864,623,168
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(17,112,613)
NET ASSETS - 100%		$1,847,510,555

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	92	March 2019	$11,523,920	$(662,877)	$(662,877)

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

 (a) Non-income producing

 (b) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $27,226,141 or 1.5% of net assets.

 (d) Level 3 security

 (e) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (f) Security or a portion of the security is on loan at period end.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,636,865 or 0.2% of net assets.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $591,440.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Cloudflare, Inc. Series D, 8.00%	9/10/18	$415,206
KKR Renaissance Co-Invest LP unit	7/25/13	$2,549,197
Lyft, Inc. Series H	11/22/17	$5,499,986
Lyft, Inc. Series I	6/27/18	$4,037,015
New Academy Holding Co. LLC unit	8/1/11	$6,324,000
Topgolf International, Inc. Series F	11/10/17	$1,088,005
Tory Burch LLC	5/14/15	$2,039,212
WME Entertainment Parent, LLC Class A	8/16/16	$4,999,999

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$306,957
Fidelity Securities Lending Cash Central Fund	21,935
Total	$328,892

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$177,824,381	$170,964,733	$--	$6,859,648
Consumer Discretionary	182,356,890	177,382,500	1,598,557	3,375,833
Consumer Staples	99,542,215	99,542,215	--	--
Energy	65,997,820	48,850,240	17,147,580	--
Financials	173,648,558	167,662,857	5,985,701	--
Health Care	397,614,759	397,614,759	--	--
Industrials	142,294,878	142,294,878	--	--
Information Technology	416,353,617	405,348,658	--	11,004,959
Materials	60,391,974	60,391,974	--	--
Real Estate	42,713,425	42,713,425	--	--
Utilities	40,118,949	40,118,949	--	--
U.S. Government and Government Agency Obligations	1,881,853	--	1,881,853	--
Money Market Funds	63,883,849	63,883,849	--	--
Total Investments in Securities:	$1,864,623,168	$1,816,769,037	$26,613,691	$21,240,440
Derivative Instruments:
Liabilities
Futures Contracts	$(662,877)	$(662,877)	$--	$--
Total Liabilities	$(662,877)	$(662,877)	$--	$--
Total Derivative Instruments:	$(662,877)	$(662,877)	$--	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Other Investments in Securities
Beginning Balance	$ 23,019,358
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(1,780,182)
Cost of Purchases	1,264
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$21,240,440
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at December 31, 2018	$(1,780,182)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$21,240,440	Market comparable	Enterprise value/Sales multiple (EV/S)	1.7 - 2.2 / 2.2	Increase
			Enterprise value/EBITDA multiple (EV/EBITDA)	5.8	Increase
			Discount rate	9.0% - 38.0% / 12.3%	Decrease
			Discount for lack of marketability	10.0%	Decrease
			Premium rate	10.0%	Increase
		Market approach	Transaction price	$11.00 - $55.69 / $47.22	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Capital Development Fund

December 31, 2018

ADESII-QTLY-0219
1.827902.113

Schedule of Investments December 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMUNICATION SERVICES - 7.9%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	106,722	$3,045,846
Verizon Communications, Inc.	667,306	37,515,943
		40,561,789
Entertainment - 1.1%
Activision Blizzard, Inc.	14,700	684,579
Electronic Arts, Inc. (a)	104,100	8,214,531
The Walt Disney Co.	86,200	9,451,830
Vivendi SA	556,600	13,490,492
		31,841,432
Interactive Media & Services - 0.9%
Alphabet, Inc.:
Class A (a)	11,800	12,330,528
Class C (a)	10,883	11,270,544
Snap, Inc. Class A (a)(b)	216,700	1,194,017
		24,795,089
Media - 4.4%
Charter Communications, Inc. Class A (a)	12,400	3,533,628
Comcast Corp. Class A	2,791,900	95,064,195
Discovery Communications, Inc. Class A (a)(b)	221,200	5,472,488
Interpublic Group of Companies, Inc.	606,900	12,520,347
Omnicom Group, Inc.	48,900	3,581,436
		120,172,094

TOTAL COMMUNICATION SERVICES		217,370,404

CONSUMER DISCRETIONARY - 2.7%
Auto Components - 0.0%
Gentex Corp.	40,900	826,589
Distributors - 0.1%
LKQ Corp. (a)	130,000	3,084,900
Hotels, Restaurants & Leisure - 0.0%
Drive Shack, Inc. (a)	197,300	773,416
Household Durables - 0.5%
Mohawk Industries, Inc. (a)	98,200	11,485,472
NVR, Inc. (a)	680	1,657,153
		13,142,625
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	71,300	6,439,816
Target Corp.	89,850	5,938,187
		12,378,003
Specialty Retail - 1.7%
L Brands, Inc.	274,200	7,038,714
Lowe's Companies, Inc.	298,200	27,541,752
Ross Stores, Inc.	11,800	981,760
TJX Companies, Inc.	222,900	9,972,546
		45,534,772

TOTAL CONSUMER DISCRETIONARY		75,740,305

CONSUMER STAPLES - 9.0%
Beverages - 1.3%
The Coca-Cola Co.	779,700	36,918,795
Food & Staples Retailing - 1.8%
Walgreens Boots Alliance, Inc.	113,800	7,775,954
Walmart, Inc.	466,200	43,426,530
		51,202,484
Food Products - 0.3%
The Hershey Co.	73,600	7,888,448
Household Products - 1.5%
Procter & Gamble Co.	440,405	40,482,028
Spectrum Brands Holdings, Inc.	9,300	392,925
		40,874,953
Tobacco - 4.1%
Altria Group, Inc.	1,584,300	78,248,577
British American Tobacco PLC sponsored ADR	930,700	29,652,102
Philip Morris International, Inc.	65,700	4,386,132
		112,286,811

TOTAL CONSUMER STAPLES		249,171,491

ENERGY - 11.9%
Energy Equipment & Services - 1.3%
Baker Hughes, a GE Co. Class A	598,400	12,865,600
Ensco PLC Class A (b)	260,900	928,804
National Oilwell Varco, Inc.	329,000	8,455,300
Oceaneering International, Inc. (a)	315,400	3,816,340
Schlumberger Ltd.	266,200	9,604,496
Transocean Ltd. (United States) (a)	60,100	417,094
		36,087,634
Oil, Gas & Consumable Fuels - 10.6%
BP PLC sponsored ADR	1,042,916	39,547,375
Cenovus Energy, Inc. (Canada)	4,647,027	32,677,600
Chevron Corp.	550,827	59,924,469
EQT Corp.	139,000	2,625,710
Equinor ASA sponsored ADR	1,092,100	23,119,757
Exxon Mobil Corp.	1,435,800	97,907,202
Hess Corp.	71,500	2,895,750
Imperial Oil Ltd.	572,590	14,507,682
Kosmos Energy Ltd. (a)	1,763,600	7,177,852
Legacy Reserves, Inc. (a)	370,537	570,627
Teekay Offshore Partners LP	404,900	489,929
The Williams Companies, Inc.	484,321	10,679,278
Valero Energy Corp.	11,800	884,646
		293,007,877

TOTAL ENERGY		329,095,511

FINANCIALS - 19.5%
Banks - 13.1%
Bank of America Corp.	3,833,500	94,457,440
BNP Paribas SA	16,400	741,747
Citigroup, Inc.	890,104	46,338,814
First Hawaiian, Inc.	58,953	1,327,032
JPMorgan Chase & Co.	795,000	77,607,900
M&T Bank Corp.	26,100	3,735,693
PNC Financial Services Group, Inc.	246,316	28,796,804
Standard Chartered PLC (United Kingdom)	1,192	9,257
SunTrust Banks, Inc.	467,600	23,585,744
U.S. Bancorp	510,942	23,350,049
Wells Fargo & Co.	1,294,950	59,671,296
		359,621,776
Capital Markets - 4.6%
Cboe Global Markets, Inc.	40,500	3,962,115
Charles Schwab Corp.	396,055	16,448,164
KKR & Co. LP	547,085	10,739,279
Morgan Stanley	552,800	21,918,520
Northern Trust Corp.	401,995	33,602,762
State Street Corp.	655,090	41,316,526
		127,987,366
Insurance - 0.6%
Chubb Ltd.	69,100	8,926,338
The Travelers Companies, Inc.	60,800	7,280,800
		16,207,138
Thrifts & Mortgage Finance - 1.2%
MGIC Investment Corp. (a)	810,961	8,482,652
Radian Group, Inc.	1,463,991	23,950,893
		32,433,545

TOTAL FINANCIALS		536,249,825

HEALTH CARE - 16.2%
Biotechnology - 2.2%
Alexion Pharmaceuticals, Inc. (a)	218,800	21,302,368
Alnylam Pharmaceuticals, Inc. (a)	37,700	2,748,707
AnaptysBio, Inc. (a)	17,900	1,141,841
Atara Biotherapeutics, Inc. (a)	97,800	3,397,572
Celgene Corp. (a)	67,300	4,313,257
Gritstone Oncology, Inc.	19,350	298,958
Insmed, Inc. (a)	205,600	2,697,472
Intercept Pharmaceuticals, Inc. (a)	201,905	20,350,005
Mirati Therapeutics, Inc. (a)	63,000	2,672,460
		58,922,640
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp. (a)	1,078,651	38,119,526
Danaher Corp.	113,000	11,652,560
Zimmer Biomet Holdings, Inc.	37,300	3,868,756
		53,640,842
Health Care Providers & Services - 6.3%
AmerisourceBergen Corp.	230,900	17,178,960
Anthem, Inc.	51,900	13,630,497
Cardinal Health, Inc.	433,700	19,343,020
Cigna Corp.	134,100	25,468,272
CVS Health Corp.	752,500	49,303,800
Henry Schein, Inc. (a)	8,300	651,716
Humana, Inc.	23,400	6,703,632
McKesson Corp.	254,580	28,123,453
MEDNAX, Inc. (a)	28,600	943,800
UnitedHealth Group, Inc.	53,400	13,303,008
		174,650,158
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	325,854	707,103
Pharmaceuticals - 5.7%
Bayer AG	354,678	24,667,426
Eli Lilly & Co.	43,700	5,056,964
GlaxoSmithKline PLC sponsored ADR	1,185,300	45,290,313
Jazz Pharmaceuticals PLC (a)	118,000	14,627,280
Johnson & Johnson	308,860	39,858,383
Perrigo Co. PLC	58,100	2,251,375
Sanofi SA	89,304	7,747,116
Teva Pharmaceutical Industries Ltd. sponsored ADR	688,650	10,618,983
The Medicines Company (a)	29,800	570,372
TherapeuticsMD, Inc. (a)(b)	1,884,131	7,178,539
		157,866,751

TOTAL HEALTH CARE		445,787,494

INDUSTRIALS - 10.8%
Aerospace & Defense - 1.8%
General Dynamics Corp.	53,300	8,379,293
Huntington Ingalls Industries, Inc.	15,800	3,006,898
United Technologies Corp.	359,400	38,268,912
		49,655,103
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	88,879	7,473,835
FedEx Corp.	40,200	6,485,466
United Parcel Service, Inc. Class B	421,800	41,138,154
		55,097,455
Building Products - 0.0%
A.O. Smith Corp.	33,500	1,430,450
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	59,800	2,194,062
Electrical Equipment - 0.6%
Acuity Brands, Inc.	106,500	12,242,175
Hubbell, Inc. Class B	53,618	5,326,412
Melrose Industries PLC	1	2
		17,568,589
Industrial Conglomerates - 2.5%
3M Co.	5,000	952,700
General Electric Co.	9,001,600	68,142,112
		69,094,812
Machinery - 0.8%
Flowserve Corp.	396,500	15,074,930
Wabtec Corp. (b)	80,600	5,662,150
		20,737,080
Professional Services - 0.3%
IHS Markit Ltd. (a)	155,574	7,462,885
Road & Rail - 2.6%
CSX Corp.	43,400	2,696,442
J.B. Hunt Transport Services, Inc.	171,100	15,919,144
Knight-Swift Transportation Holdings, Inc. Class A	450,400	11,291,528
Norfolk Southern Corp.	102,400	15,312,896
Union Pacific Corp.	194,800	26,927,204
		72,147,214
Trading Companies & Distributors - 0.1%
Fastenal Co.	39,500	2,065,455

TOTAL INDUSTRIALS		297,453,105

INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 0.6%
Cisco Systems, Inc.	391,300	16,955,029
Electronic Equipment& Components - 0.1%
Itron, Inc. (a)	84,500	3,996,005
IT Services - 3.4%
IBM Corp.	29,400	3,341,898
Interxion Holding N.V. (a)	70,600	3,823,696
MasterCard, Inc. Class A	86,600	16,337,090
Paychex, Inc.	290,600	18,932,590
Unisys Corp. (a)	469,147	5,456,180
Visa, Inc. Class A	349,000	46,047,060
		93,938,514
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	30,400	2,609,232
Applied Materials, Inc.	302,900	9,916,946
Lam Research Corp.	37,900	5,160,843
Micron Technology, Inc. (a)	67,100	2,129,083
Qualcomm, Inc.	801,290	45,601,414
		65,417,518
Software - 6.9%
Microsoft Corp.	1,362,200	138,358,653
Oracle Corp.	706,200	31,884,930
SAP SE sponsored ADR (b)	207,600	20,666,580
		190,910,163
Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	422,100	66,582,054
Western Digital Corp.	108,100	3,996,457
		70,578,511

TOTAL INFORMATION TECHNOLOGY		441,795,740

MATERIALS - 1.9%
Chemicals - 1.7%
CF Industries Holdings, Inc.	61,600	2,680,216
DowDuPont, Inc.	117,300	6,273,204
International Flavors & Fragrances, Inc.	30,300	4,068,381
Intrepid Potash, Inc. (a)	1,492,765	3,881,189
Johnson Matthey PLC	24,900	888,334
LyondellBasell Industries NV Class A	110,300	9,172,548
Nutrien Ltd.	306,420	14,391,774
The Scotts Miracle-Gro Co. Class A	38,000	2,335,480
W.R. Grace & Co.	58,300	3,784,253
		47,475,379
Construction Materials - 0.1%
Summit Materials, Inc.	109,500	1,357,800
Metals & Mining - 0.1%
Lundin Mining Corp.	731,900	3,023,671

TOTAL MATERIALS		51,856,850

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	38,200	6,042,858
Equinix, Inc.	29,900	10,541,544
Public Storage	21,300	4,311,333
Simon Property Group, Inc.	5,800	974,342
		21,870,077
UTILITIES - 1.0%
Electric Utilities - 0.9%
Duke Energy Corp.	30,600	2,640,780
Exelon Corp.	307,600	13,872,760
PPL Corp.	174,500	4,943,585
Southern Co.	82,400	3,619,008
		25,076,133
Multi-Utilities - 0.1%
Sempra Energy	14,000	1,514,660

TOTAL UTILITIES		26,590,793

TOTAL COMMON STOCKS
(Cost $2,537,545,943)		2,692,981,595

Convertible Preferred Stocks - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Lyft, Inc. Series I (c)(d)
(Cost $6,418,016)	135,533	6,418,016

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $7,810,134)	7,810,134	3,756,674

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 2.42% (f)	51,478,644	51,488,940
Fidelity Securities Lending Cash Central Fund 2.41% (f)(g)	22,103,275	22,105,485
TOTAL MONEY MARKET FUNDS
(Cost $73,593,035)		73,594,425
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $2,625,367,128)		2,776,750,710
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(19,786,918)
NET ASSETS - 100%		$2,756,963,792

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,174,690 or 0.4% of net assets.

 (d) Level 3 security

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Lyft, Inc. Series I	6/27/18	$6,418,016
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$7,810,134

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$252,245
Fidelity Securities Lending Cash Central Fund	77,322
Total	$329,567

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$217,370,404	$203,879,912	$13,490,492	$--
Consumer Discretionary	75,740,305	75,740,305	--	--
Consumer Staples	249,171,491	249,171,491	--	--
Energy	329,095,511	329,095,511	--	--
Financials	536,249,825	536,249,825	--	--
Health Care	445,787,494	413,372,952	32,414,542	--
Industrials	297,453,105	297,453,105	--	--
Information Technology	448,213,756	441,795,740	--	6,418,016
Materials	51,856,850	51,856,850	--	--
Real Estate	21,870,077	21,870,077	--	--
Utilities	26,590,793	26,590,793	--	--
Other	3,756,674	--	--	3,756,674
Money Market Funds	73,594,425	73,594,425	--	--
Total Investments in Securities:	$2,776,750,710	$2,720,670,986	$45,905,034	$10,174,690

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 28, 2019